Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	AMERICAN REBEL HOLDINGS, INC.
Entity Central Index Key	0001648087
Entity Primary SIC Number	7372
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	718 Thompson Lane
Entity Address, Address Line Two	Suite 108-199
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37204
City Area Code	(833)
Local Phone Number	267-3235
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false